AQR FUNDS

Supplement dated December 21, 2022 (“Supplement”)

to the Statement of Additional Information,

dated January 29, 2022 (the “SAI”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund

(the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Brian Posner has resigned as a trustee of the Board of Trustees of the AQR Funds (the “Board”) effective December 31, 2022 and will no longer serve as chairman of the Board as of such date. The Board has appointed William L. Atwell as chairman of the Board effective January 1, 2023.

Accordingly, effective January 1, 2023:

•	the first two paragraphs and following table of the section entitled “Management of the Funds,” beginning on page 25 of the SAI, are hereby deleted in their entirety and replaced with the following:

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals (each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Disinterested Trustees[2]
William L. Atwell, M.B.A., 1950	Chairman of the Board, since 2023; Trustee, since 2011	Retired from Atwell Partners, LLC (2012-2019) (consulting)	32	Webster Financial Corporation (since 2014) (banking); Blucora, Inc. (2017-2019)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Retired Independent Consultant (2014-2020)	32	None
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	32	Kiwibank (since 2022); Kiwi Wealth (wealth management) (2020-2022)
Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Professor, Columbia Business School (since 2002)	32	Exchange Traded Concepts Trust (19 portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A. 1953	Trustee, since 2022	Provost (since 2020) and Associate Provost (2019-2020), Northwestern University; Interim Dean (2019-2020), Senior Associate Dean (2016-2019) and Professor (since 1984), Kellogg School of Management, Northwestern University	32	None

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	32	None

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Officers
Ted Pyne, M.B.A., Ph.D., 1966	Chief Executive Officer and President, since 2020	Principal, AQR Capital Management, LLC (since 2016)	N/A	N/A
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal, Chief Legal Officer and Global Head of Compliance, AQR Capital Management, LLC (since 2013)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
Patrick Ryan, CPA 1965	Assistant Treasurer, since 2020	Principal, AQR Capital Management, LLC (since 2012)	N/A	N/A
Matthew Plastina, 1970	Chief Financial Officer and Treasurer, since 2022	Vice President, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009, Secretary, since 2022	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.

2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an interested person of the Trust because of his position with the Adviser.

•	the first two paragraphs of the section entitled “Leadership Structure of the Board of Trustees,” beginning on page 27 of the SAI, are hereby deleted in their entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees. The Trust, on behalf of the Funds, has engaged the Adviser to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of six members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Atwell, a Disinterested Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including the Adviser, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established two committees, i.e., the Audit Committee and the Nominating and Governance Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nominating and Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

•	the second paragraph of the section entitled “Board of Trustees and Committees,” beginning on page 28 of the SAI, is hereby deleted in its entirety.

•	the third paragraph of the section entitled “Committees of the Board of Trustees,” beginning on page 29 of the SAI, is hereby deleted in its entirety and replaced with the following:

Nominating and Governance Committee. Gregg D. Behrens serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee normally meets once a year and as necessary to address governance issues and:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and

•	meets with the Funds’ management to review reports and other information concerning the status of the Funds’ operations, procedures, and processes.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill any such vacancy on the Board;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any such vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser. The Nominating and Governance Committee will not normally consider Trustee nominations submitted by shareholders

•	the rows relating to Brian Posner in the table in the section entitled “Fund Ownership of the Trustees,” beginning on page 30 of the SAI, are updated to include the following footnote:

*** Brian Posner resigned as Trustee effective December 31, 2022.

•

the rows relating to Brian Posner in the tables in the section entitled “Compensation of Trustees and Certain Officers—Compensation Table,” beginning on page 31 of the SAI, are updated to include the following footnote:

* Brian Posner resigned as Trustee effective December 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE